Note 3 - Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of property, plant and equipment useful life [text block]
Fixtures, fittings, office and computer equipment (in years)	Over 3	–	5

Leasehold improvements	Over shorter of economic life or lease term

Disclosure of intangible assets material to entity [text block]
	(in years)
Tradenames, patents and trademarks	3	–	10
Software licenses		3
Purchased technology	3	–	5
Relationships with publishers and customers	3	–	12
Favorable leases	1	–	9